REGULATORY REQUIREMENT	12 Months Ended
Dec. 31, 2025
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
REGULATORY REQUIREMENT
20.
REGULATORY REQUIREMENT

The Company’s subsidiaries, TradeUP Securities, US Tiger Securities, Tiger Brokers SG, Tiger Fund Management, Tiger Brokers HK, YAX HK, and TBAU are subject to capital requirements determined by its respective regulators.

TradeUP Securities and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG and Tiger Fund Management, the Company’s Singapore subsidiaries, are subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services Licenses) Regulations (as amended in 2018) under the Securities and Futures Act 2001, which require the maintenance of minimum net capital.

Tiger Brokers HK and YAX HK, the Company’s Hong Kong subsidiaries, are subject to Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, which required to maintain minimum paid-up share capital and liquid capital.

TBAU, the Company’s Australia subsidiary, is subject to s912A(1)(d) of the Corporations Act 2001 in Australia, which requires the maintenance of minimum net capital.

As of December 31, 2024 and 2025, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2024 and 2025:

	Net Capital	Requirement	Excess Net Capital
December 31, 2025	US$	US$	US$
TradeUP Securities	253,654,596	25,843,328	227,811,268
Tiger Brokers SG	262,485,542	21,130,762	241,354,780
Tiger Brokers HK	87,921,190	34,147,598	53,773,592
US Tiger Securities	12,915,603	250,000	12,665,603
TBAU	10,088,794	3,334,445	6,754,349
Tiger Fund Management	1,571,184	194,416	1,376,767
YAX HK	4,736,551	385,441	4,351,111
Total	633,373,460	85,285,990	548,087,470

	Net Capital	Requirement	Excess Net Capital
December 31, 2024	US$	US$	US$
TradeUP Securities	204,825,441	22,789,455	182,035,986
Tiger Brokers SG	205,992,868	15,895,481	190,097,387
Tiger Brokers HK	58,838,395	11,686,213	47,152,182
US Tiger Securities	10,731,914	250,000	10,481,914
TBAU	4,227,660	256,115	3,971,545
Total	484,616,278	50,877,264	433,739,014